N-2	May 03, 2023
Cover [Abstract]
Entity Central Index Key	0000795403
Amendment Flag	false
Securities Act File Number	001-11499
Document Type	8-K
Entity Registrant Name	WATTS WATER TECHNOLOGIES INC
Entity Address, Address Line One	815 Chestnut Street
Entity Address, City or Town	North Andover
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01845
City Area Code	978
Local Phone Number	688-1811
Entity Emerging Growth Company	false